Derivative Instruments and Risk Management Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT ACTIVITIES
DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT ACTIVITIES
The periodic interest rates of the Revolving Credit Facility (as defined in Note 11, “Credit Facilities”), the Real Estate Credit Facility (as defined in Note 12, “Long-term Debt”), and certain variable-rate real estate related borrowings are indexed to the one-month LIBOR plus an associated company credit risk rate. In order to minimize the earnings variability related to fluctuations in these rates, the Company employs an interest rate hedging strategy, whereby it enters into arrangements with various financial institutional counterparties with investment grade credit ratings, swapping its variable interest rate exposure for a fixed interest rate over terms not to exceed the related variable-rate debt.
As of December 31, 2014 and December 31, 2013, the Company held interest rate swaps in effect of $563.0 million and $450.0 million, respectively, in notional value that fixed its underlying one-month LIBOR at a weighted average rate of 2.5%. Of the $563.0 million in notional value of swaps in effect as of December 31, 2014, $113.0 million became effective during the year ended December 31, 2014. These interest rate swaps expire as follows: $225.0 million in 2015, $150.0 million in 2016, $175.0 million in 2017 and $13.0 million in 2021. For the years ended December 31, 2014, 2013 and 2012, respectively, the impact of the Company’s interest rate hedges in effect increased floorplan interest expense by $9.8 million, $9.9 million, and $10.1 million. Total floorplan interest expense was $41.6 million, $41.7 million, and $31.8 million for the years ended December 31, 2014, 2013 and 2012, respectively.
In addition to the $563.0 million of swaps in effect as of December 31, 2014, the Company held 15 additional interest rate swaps with forward start dates between August 2015 and January 2018 and expiration dates between December 2017 and December 2020. As of December 31, 2014, the aggregate notional value of these 15 forward-starting swaps was $775.0 million, and the weighted average interest rate was 2.8%. Of the $775.0 million in notional value of forward-starting swaps, $350.0 million was added in the year ended December 31, 2014. The combination of the interest rate swaps currently in effect and these forward-starting swaps is structured such that the notional value in effect at any given time through August 2021 does not exceed $761.0 million, which is less than the Company’s expectation for variable rate debt outstanding during such period.
As of December 31, 2014 and December 31, 2013, the Company reflected liabilities from interest rate risk management activities of $28.7 million and $26.1 million, respectively, in its Consolidated Balance Sheets. In addition, as of December 31, 2013, the Company reflected $3.9 million of assets from interest rate risk management activities included in Other Assets in its Consolidated Balance Sheet. Included in Accumulated Other Comprehensive Loss at December 31, 2014, 2013 and 2012, were accumulated unrealized losses, net of income taxes, totaling $17.9 million, $13.9 million, and $26.9 million, respectively, related to these interest rate swaps. As of December 31, 2014 and 2013, all of the Company’s derivative contracts that were in effect were determined to be effective. The Company had no gains or losses related to ineffectiveness or amounts excluded from effectiveness testing recognized in the Consolidated Statements of Operations for the years ended December 31, 2014, 2013, or 2012, respectively. The following table presents the impact during the current and comparative prior year periods for the Company’s derivative financial instruments on its Consolidated Statements of Operations and Consolidated Balance Sheets.

	Amount of Unrealized Gain (Loss), Net of Tax, Recognized in OCI
	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Derivatives in Cash Flow Hedging Relationship
Interest rate swap contracts	$(11,153)	$6,112	$(12,724)

	Amount of Loss Reclassified from OCI into Statement of Operations
	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Location of Loss Reclassified from OCI into Statements of Operations
Floorplan interest expense	$(9,837)	$(9,938)	$(10,144)
Other interest expense	(1,513)	(1,213)	(1,165)

The amount expected to be reclassified out of other comprehensive income (loss) into earnings as additional floorplan interest expense or other interest expense in the next twelve months is $12.6 million.